Parent Only Statements - Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 258,945	$ 217,620	$ 54,197
Total adjustments	(187,573)	(116,176)	24,583
Total net cash provided by operating activities	70,020	99,550	78,020
Net Cash Provided by (Used in) Investing Activities	(731,116)	(1,003,374)	(600,478)
Net Cash Provided by (Used in) Financing Activities	1,244,879	1,037,012	(9,135)
Net increase (decrease) in cash and cash equivalents	583,783	133,188	(531,593)
Cash and cash equivalents at beginning of year	1,599,082	1,465,894	1,997,487
Cash and cash equivalents at end of year	2,182,865	1,599,082	1,465,894
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income	257,593	215,726	53,437
Undistributed earnings of subsidiaries	(394,270)	(323,439)	(81,799)
Decrease (increase) in investment in subsidiaries, net	136,677	107,713	28,362
Total adjustments	(257,593)	(215,726)	(53,437)
Total net cash provided by operating activities	0	0	0
Net Cash Provided by (Used in) Investing Activities	0	0	0
Net Cash Provided by (Used in) Financing Activities	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0